Acquisition of Nautilus Offshore Services Inc. - Amortization Schedule (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Amount Acquired	$ 12,474
Amortization as of the end of the year	9,507	$ 11,007
2017	$ 1,500